Expense Example {- Fidelity Real Estate Investment ETF} - 09.30 Fidelity Active Equity ETFs (B) - Combo PRO-05 - Fidelity Real Estate Investment ETF - Fidelity Real Estate Investment ETF	Nov. 29, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738